Schedule of investments
Delaware Smid Cap Growth Fund	December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.70%♦
Communication Services — 3.85%
Trade Desk Class A †	1,227,934	$ 55,048,281
		55,048,281
Consumer Discretionary — 17.57%
Chewy Class A †	1,470,703	54,533,667
Deckers Outdoor †	90,508	36,127,173
Etsy †	142,825	17,107,579
On Holding Class A †	4,476,305	76,813,394
Ulta Beauty †	46,389	21,759,688
Vail Resorts	45,750	10,904,513
YETI Holdings †	818,558	33,814,631
		251,060,645
Consumer Staples — 7.55%
Celsius Holdings †	551,665	57,395,227
Freshpet †	955,946	50,445,270
		107,840,497
Healthcare — 26.98%
Dexcom †	351,566	39,811,334
Figs Class A †	2,633,805	17,725,508
Inari Medical †	1,012,676	64,365,687
Inspire Medical Systems †	325,527	81,993,741
Pacira BioSciences †	604,066	23,322,988
Progyny †	1,980,293	61,686,127
Repligen †	165,434	28,009,630
Shockwave Medical †	262,613	53,995,859
West Pharmaceutical Services	61,767	14,536,863
		385,447,737
Industrials — 6.73%
CoStar Group †	231,928	17,923,396
Lincoln Electric Holdings	60,252	8,705,811
SiteOne Landscape Supply †	120,177	14,099,166
Trex †	277,425	11,743,400
United Rentals †	122,817	43,651,618
		96,123,391
Information Technology — 37.02%
Arista Networks †	413,261	50,149,222
Bill.com Holdings †	340,777	37,131,062
Datadog Class A †	448,552	32,968,572
Enphase Energy †	195,766	51,870,159
EPAM Systems †	114,928	37,666,503
NQ-016 [12/22] 2/23 (2740523)    1

Schedule of investments
Delaware Smid Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Lattice Semiconductor †	1,122,377	$ 72,819,820
Monolithic Power Systems	62,527	22,110,173
Novanta †	26,322	3,576,370
ON Semiconductor †	1,166,722	72,768,451
Shift4 Payments Class A †	1,652,573	92,428,408
Sprout Social Class A †	983,606	55,534,395
		529,023,135
Total Common Stocks (cost $1,683,382,422)		1,424,543,686
Total Value of Securities—99.70% (cost $1,683,382,422)		1,424,543,686

Receivables and Other Assets Net of Liabilities—0.30%		4,273,316
Net Assets Applicable to 84,411,773 Shares Outstanding—100.00%		$1,428,817,002
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
2    NQ-016 [12/22] 2/23 (2740523)